Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Estimated Useful Lives of Property, Plant and Equipment
The estimated useful lives of property, plant and equipment are as follows:

Buildings	5-50 years
Structures	4-50 years
Machinery and equipment	2-25 years
Vehicles	3-20 years
Tools	3-20 years
Furniture and fixtures	3-20 years
Lease assets	2-45 years
Bearer plants	20 years

Estimated Useful Lives of Intangible Assets

Intellectual property rights	4-25 years
Development expense	3-5 years
Port facilities usage rights	4-75 years
Other intangible assets	2-15 years